GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 7

Report Pulled:	9/17/2025
Loan Count:	2
Fields Reviewed	Discrepancy Count	Percentage
Originator Back-End DTI	2	100.00%

Report Pulled:	9/17/2025
Loan Count:	2
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	1001	XXXX	Originator Back-End DTI	XXXX	XXXX
XXXX	XXXX	1002	XXXX	Originator Back-End DTI	XXXX	XXXX